SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Postemployment Benefits [Abstract]
Present Value of DBO, at the Beginning of Year	$ 136,936	$ 118,250
Current service cost	59,810	22,438
Interest cost on the DBO	5,107	7,619
Past Service Cost-Vested	136,854	(1,198)
Benefit paid - Excluding Plan Asset Payments	(66,533)
Effect of change of exchange rate		(5,458)
Present Value of DBO, (expected) at the End of Year	272,174	141,651
Actuarial gain on DBO	(3,266)	(4,715)
Present Value of DBO, (actual) at the End of Year	268,908	136,936
Provision for post-employment benefits	$ 268,908	$ 136,936